FUND PORTFOLIO ANALYSIS
        MARKET VALUE CHANGE REPORT BY CATEGORY AS OF 2/29/2004

               YACKTMAN FUND (THE) - FOR INCLUDED CATEGORIES ONLY
       ALL MONEY VALUES AND PRICES ARE CONVERTED TO BASE CURRENCY


                                                                      % OF NET
QTY OR PRINCIPAL         DESCRIPTION                  CURRENT VALUE     ASSETS

COM. STOCKS DOMESTIC
========================

             100,000.000 Altria Group, Inc.             5,755,000.00     1.59
             880,000.000 Americredit Corp.,            16,737,600.00     4.63
             200,000.000 Apogent Technologies, Inc.     5,640,000.00     1.56
              20,000.000 Bandag, Inc., Class A            931,000.00     0.26
              40,000.000 Blair Corporation              1,068,000.00     0.30
              90,000.000 Block H&R, Inc.                4,864,500.00     1.35
             380,000.000 Bristol-Myers Squibb Co.      10,571,600.00     2.92
             260,000.000 Clorox Co., (The)             12,755,600.00     3.53
             245,000.000 Coca-Cola Company             12,240,200.00     3.39
             300,000.000 Electronic Data Systems Corp.  5,745,000.00     1.59
              70,000.000 Fannie Mae                     5,243,000.00     1.45
             130,000.000 First Data Corp.               5,327,400.00     1.47
             350,000.000 First Health Group Corp.       7,413,000.00     2.05
             100,000.000 Freddie Mac                    6,192,000.00     1.71
             380,000.000 Friedman's, Inc.               2,758,800.00     0.76
             480,000.000 Interpublic Group Cos., Inc.   8,136,000.00     2.25
             180,000.000 Interstate Bakeries Corp.      2,700,000.00     0.75
              40,000.000 Johnson & Johnson              2,156,400.00     0.60
             700,000.000 Kraft Foods Inc.              23,653,000.00     6.54
             390,000.000 Lancaster Colony Corp.        16,532,100.00     4.57
           1,990,000.000 Liberty Media Corp.           22,686,000.00     6.28
              40,000.000 Lubrizol Corp., The            1,250,400.00     0.35
              40,000.000 MBIA, Inc.                     2,631,600.00     0.73
              30,000.000 MGIC Investment Corp.          1,985,400.00     0.55
             100,000.000 Microsoft Corp.                2,650,000.00     0.73
             140,000.000 NICOR, Inc.                    5,059,600.00     1.40
              39,200.000 National Beverage Corp.          697,760.00     0.19
              90,000.000 Pepsico, Inc.                  4,671,000.00     1.29
             100,000.000 Pfizer, Inc.                   3,665,000.00     1.01
              24,800.000 Saucony, Inc., Class B           593,960.00     0.16
             110,000.000 Tupperware Corp.               2,101,000.00     0.58
             150,000.000 US Bancorp                     4,279,500.00     1.18
              40,000.000 Washington Mutual, Inc.        1,797,600.00     0.50

========================                              =======================
           8,229,000.000 Total for Category:          210,489,020.00    58.23
========================                              =======================

COM. STOCKS FOREIGN
========================

             180,000.000 Cadbury Schweppes Spons ADR    6,096,600.00     1.69
             265,000.000 Henkel KGaA LP                20,677,658.50     5.72
             610,000.000 Tyco International Ltd.       17,427,700.00     4.82
              65,000.000 Unilever N V NY Shares         4,725,500.00     1.31

========================                              =======================
           1,120,000.000 Total for Category:           48,927,458.50    13.54
========================                              =======================

COMMERCIAL PAPER
=========================

          17,800,000.000 GE CAPITAL DISC CP            17,799,090.23     4.92
                         0.92% - 03/03/2004
          17,800,000.000 Natl Aust Fd Disc CP          17,799,090.23     4.92
                         0.92%-03/03/2004
          17,800,000.000 RABO BANK DISC CP             17,800,000.00     4.92
                         0.93% - 03/01/2004
          17,800,000.000 Sigma Funding Dsc CP          17,800,000.00     4.92
                         0.93%- 03/01/2004
          17,800,000.000 UBS FINL DISC CP              17,799,090.23     4.92
                         0.92%-03/03/04

========================                              =======================
          89,000,000.000 Total for Category:           88,997,270.69    24.62
========================                              =======================

CORP. BONDS DOMESTIC
=========================

          16,175,000.000 Fleming Cos. Inc               2,749,750.00     0.76
                         9.25% 06/15/10
          15,575,000.000 Fleming Cos. Inc               2,647,750.00     0.73
                         10.125% due 4-1-08

========================                              =======================
          31,750,000.000 Total for Category:            5,397,500.00     1.49
========================                              =======================

DEMAND NOTES
=========================

             673,825.400 US BANK DN                       673,825.40     0.19

========================                              =======================
             673,825.400 Total for Category:              673,825.40     0.19
========================                              =======================

REAL ESTATE INV TRST
=========================

             400,000.000 Trizec Properties, Inc.        6,512,000.00     1.80


========================                              =======================
             400,000.000 Total for Category:            6,512,000.00     1.80
========================                              =======================

         131,172,825.400 TOTAL Portfolio              360,997,074.59    99.87
========================                              =======================

                             FUND PORTFOLIO ANALYSIS
           MARKET VALUE CHANGE REPORT BY CATEGORY AS OF 2/29/2004

           YACKTMAN FOCUSED FUND (THE) - FOR INCLUDED CATEGORIES ONLY ALL MONEY VALUES AND PRICES ARE CONVERTED TO BASE CURRENCY

                                                                      % OF NET
QTY OR PRINCIPAL         DESCRIPTION                  CURRENT VALUE     ASSETS

COM. STOCKS DOMESTIC
========================

              40,000.000 Altria Group, Inc.            2,302,000.00      1.67
             390,000.000 Americredit Corp.             7,417,800.00      5.37
             100,000.000 Apogent Technologies, Inc.    2,820,000.00      2.04
              35,000.000 Block H&R, Inc.               1,891,750.00      1.37
             140,000.000 Bristol-Myers Squibb Co.      3,894,800.00      2.82
             100,000.000 Clorox Co., (The)             4,906,000.00      3.55
             130,000.000 Coca-Cola Company             6,494,800.00      4.71
             110,000.000 Electronic Data Systems       2,106,500.00      1.53
                         Corp.
             150,000.000 First Health Group Corp.      3,177,000.00      2.30
              85,000.000 Freddie Mac                   5,263,200.00      3.81
             230,000.000 Friedman's, Inc.              1,669,800.00      1.21
             193,100.000 Interpublic Group Cos.,       3,273,045.00      2.37
                         Inc.
             110,000.000 Interstate Bakeries Corp.     1,650,000.00      1.20
             300,000.000 Kraft Foods Inc.             10,137,000.00      7.34
             120,000.000 Lancaster Colony Corp.        5,086,800.00      3.69
             820,000.000 Liberty Media Corp.           9,348,000.00      6.77
              20,000.000 MBIA, Inc.                    1,315,800.00      0.95
              15,000.000 MGIC Investment Corp.           992,700.00      0.72

========================                            ==========================
           3,088,100.000 Total for Category:          73,746,995.00     53.43
========================                            ==========================

COM. STOCKS FOREIGN
========================

              85,000.000 Henkel KGaA LP                6,632,456.50      4.81
             300,000.000 Tyco International Ltd.       8,571,000.00      6.21
              40,000.000 Unilever N V NY Shares        2,908,000.00      2.11

========================                            ==========================
             425,000.000 Total for Category:          18,111,456.50     13.12
========================                            ==========================

CONV. PREFERRED
========================

                   0.004 Franklin Covey Preferred              0.28      0.00

========================                            ==========================
                   0.004 Total for Category:                   0.28      0.00
========================                            ==========================

COMMERCIAL PAPER
========================

           6,800,000.000 GE CAPITAL DISC CP            6,799,652.46      4.93
                         0.92% - 03/03/2004
           6,800,000.000 Natl Aust Fd Disc CP          6,799,652.46      4.93
                         0.92%-03/03/2004
           6,400,000.000 RABO BANK DISC CP             6,400,000.00      4.64
                         0.93% - 03/01/2004
           6,400,000.000 Sigma Funding Dsc CP          6,400,000.00      4.64
                         0.93%- 03/01/2004
           6,800,000.000 UBS FINL DISC CP              6,799,652.46      4.93
                         0.92%-03/03/04
           6,800,000.000 WELLS FARGO DISC CP           6,799,660.00      4.93
                         0.90%- 03/03/2004

========================                            ==========================
          40,000,000.000 Total for Category:          39,998,617.38     28.98
========================                            ==========================

CORP. BONDS DOMESTIC
========================

          11,000,000.000 Fleming Cos. Inc              1,870,000.00      1.35
                         10.125% due 4-1-08

========================                            ==========================
          11,000,000.000 Total for Category:           1,870,000.00      1.35
========================                            ==========================

DEMAND NOTES
=========================

           1,069,498.030 US BANK DN                    1,069,498.03      0.77

========================                            ==========================
           1,069,498.030 Total for Category:           1,069,498.03      0.77
========================                            ==========================

PUT OPTION
========================

                 250.000 Omnicom Group                   495,000.00      0.36
                         Jan 05 100 PUT

========================                            ==========================
                 250.000 Total for Category:             495,000.00      0.36
========================                            ==========================

REAL ESTATE INV TRST
========================

             150,000.000 Trizec Properties, Inc.       2,442,000.00      1.77

========================                            ==========================
             150,000.000 Total for Category:           2,442,000.00      1.77
========================                            ==========================

          55,732,848.034 TOTAL Portfolio             137,733,567.19     99.79
========================                            ==========================